Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

13. STOCK-BASED COMPENSATION

2021 Stock Incentive Plan

At the Special Meeting, Fusion stockholders approved the Company’s Omnibus Incentive Plan (the “2021 Plan”). As of the Business Combination Closing, each Legacy MoneyLion option to purchase shares of Legacy MoneyLion Common Stock (a “Legacy MoneyLion Option”) that was outstanding and unexercised as of immediately prior to the Business Combination Closing Date automatically converted into the right to receive an option to acquire a number of shares of MoneyLion Class A Common Stock equal to the number of shares of Legacy MoneyLion Common Stock subject to such Legacy MoneyLion Option as of immediately prior to the Business Combination Closing Date, multiplied by the Exchange Ratio (rounded down to the nearest whole share), at an exercise price per share equal to the exercise price per share of such Legacy MoneyLion Option in effect immediately prior to the Business Combination Closing Date, divided by the Exchange Ratio (rounded up to the nearest whole cent). The intent behind the terms in the Merger Agreement related to the exchange of the Legacy MoneyLion Options was to provide the holders with awards of equal value to the original awards. Accordingly, the impact of the conversion was such that the number of shares issuable under the modified awards and the related exercise prices were adjusted using the Exchange Ratio with all other terms remaining unchanged. The conversion ratio adjustment was without substance (akin to a stock split), and therefore, the effect of the change in the number of shares and the exercise price and share value were equal and offsetting to one another. As a result, the fair value of the modified awards was equal to the fair value of the awards immediately before the modification and, therefore, there was no incremental compensation expense to be recognized. There were no changes to the vesting period within the 2021 Plan.

Stock-based compensation of $3,268 and $518 was recognized during the three months ended March 31, 2022 and 2021, respectively.

The number of units awarded under the 2021 Plan are generally based on a weighted average of the MoneyLion Class A Common Stock in the days leading up to the grant. Fair values for options are calculated using a Black-Scholes option pricing model and PSUs with market conditions are fair valued using a Monte Carlo simulation model. Other grants are generally valued using the share price of MoneyLion Class A Common Stock on the day of grant. The following table represents activity within the 2021 Plan for the three months ended March 31, 2022:

Type	Vesting Conditions	Units Granted	Weighted Average Grant Date Fair Value	Weighted Average Strike Price
Restricted Stock Unit	Service-based	10,990,884	$2.42	n/a
Performance Stock Unit	Service and performance-based	2,492,919	$2.69	n/a
Performance Stock Unit	Service and market-based	9,303,278	$0.92	n/a
Options	Service-based	822,631	$2.07	$1.14

13. STOCK-BASED COMPENSATION

2014 Stock Option Plan

Prior to the Business Combination, MoneyLion’s Amended and Restated 2014 Stock Option Plan (the “2014 Plan”) allowed the Company to provide benefits in the form of stock options. The Company had designated a total of 2,492,060 shares of common stock to the 2014 Plan. Upon the Business Combination Closing, the remaining unallocated share reserve under the 2014 Plan was cancelled and no new awards will be granted under such plan.

2021 Stock Incentive Plan

At the Special Meeting, Fusion stockholders approved the Omnibus Incentive Plan (the “2021 Plan”). As of the Business Combination Closing, each Legacy MoneyLion Option that was outstanding and unexercised as of immediately prior to the Business Combination Closing Date automatically converted into the right to receive an option to acquire a number of shares of MoneyLion Class A Common Stock equal to the number of shares of Legacy MoneyLion Common Stock subject to such MoneyLion Option as of immediately prior to the Business Combination Closing Date, multiplied by the Exchange Ratio (rounded down to the nearest whole share), at an exercise price per share equal to the exercise price per share of such Legacy MoneyLion Option in effect immediately prior to the Business Combination Closing Date, divided by the Exchange Ratio (rounded up to the nearest whole cent). The intent behind the terms in the Merger Agreement related to the exchange of the Legacy MoneyLion Options was to provide the holders with awards of equal value to the original awards. Accordingly, the impact of the conversion was such that the number of shares issuable under the modified awards and the related exercise prices were adjusted using the Exchange Ratio with all other terms remaining unchanged. The conversion ratio adjustment was without substance (akin to a stock split), and therefore, the effect of the change in the number of shares and the exercise price and share value were equal and offsetting to one another. As a result, the fair value of the modified awards was equal to the fair value of the awards immediately before the modification and, therefore, there was no incremental compensation expense that should be recognized. There were no changes to the vesting period within the plan.

The 2021 Plan permits the Company to deliver up to 56,697,934 shares of MoneyLion Class A Common Stock pursuant to awards issued under the 2021 Plan, including 17,712,158 shares of MoneyLion Class A Common Stock and up to 38,985,776 shares of MoneyLion Class A Common Stock subject to outstanding prior awards. The number of shares of MoneyLion Class A Common Stock reserved for issuance under the 2021 Plan will automatically increase on each of January 1, 2022 and January 1, 2023 by an amount equal to the lesser of (i) 2% of the total number of outstanding shares of MoneyLion Class A Common Stock on December 31st of the immediately preceding calendar year and (ii) such smaller number of shares of MoneyLion Class A Common Stock as determined by the MoneyLion Board.

Stock-based compensation of $5,039 and $1,650 was recognized during the twelve months ended December 31, 2021 and 2020, respectively.

During 2021, the Company issued 627,228 restricted stock units (“RSUs”) at a weighted average grant date fair value per share of $5.97. All of RSUs remain unvested and outstanding as of December 31, 2021 and have unamortized expense of $3,344 which will be recognized over a weighted average of 2.15 years.

The weighted average grant date fair value of options granted during the twelve months ended December 31, 2021 and 2020 was $1.50 and $0.38, respectively. These prices were determined using the Black-Scholes Merton option pricing model, which analyzes volatility, lack of marketability, and comparable companies, among other factors in determining the fair value of each share granted. Options granted generally vest over four years and expire ten years from the grant date. Assumptions used for the options granted during the twelve months ended December 31, 2021 and 2020 are as follows:

	Twelve Months Ended December 31,
	2021	2020
Expected Volatility	65%	65%
Expected Dividend	—	—
Expected Term in Years	6.08	6.08
Expected Forfeitures	—%	—%
Risk Free Interest Rate	0.59% – 0.67%	0.34% – 1.47%

The following table represents activity within the 2021 Plan since December 31, 2020:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Options outstanding at December 31, 2020	35,453,516	$0.38	8.1 Years	$266,548
Options granted	6,524,723	2.57
Options exercised	(2,062,803)	0.34		$(13,268)
Options forfeited	(539,915)	0.93
Options expired	(1,916,974)	0.20
Options outstanding at December 31, 2021	37,458,547	$0.80	7.6 Years	$121,108
Exercisable at December 31, 2021	17,764,012	0.36	6.8 Years	$65,265
Unvested at December 31, 2021	19,694,535	$1.19

6,977,038 options vested during the twelve months ended December 31, 2021 with an aggregate intrinsic value of $24,982. Total compensation cost related to unvested options not yet recognized as of December 31, 2021 was $11,911 and will be recognized over a weighted average of 2.8 years.